INCOME TAXES - Movements In Temporary Differences (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	$ 23.7	$ (18.6)
Recognized in income	(10.4)	29.9
Recognized in OCI	(9.8)	(37.7)
Recognized in equity	0.0	3.7
Business combinations	(2.1)	47.0
Foreign currency exchange differences	(5.6)	(0.6)
Deferred tax liability (asset), end of period	(4.2)	23.7
Non-capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	96.9	48.1
Recognized in income	(3.3)	48.3
Recognized in OCI	0.0	0.0
Recognized in equity	0.0	0.0
Business combinations	0.0	0.2
Foreign currency exchange differences	5.7	0.3
Deferred tax liability (asset), end of period	99.3	96.9
Unclaimed research & development expenditures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	86.6	70.8
Recognized in income	75.8	15.9
Recognized in OCI	0.0	0.0
Recognized in equity	0.0	0.0
Business combinations	0.0	(0.1)
Foreign currency exchange differences	(0.1)	0.0
Deferred tax liability (asset), end of period	162.3	86.6
Capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	4.4	1.1
Recognized in income	4.9	1.0
Recognized in OCI	0.0	0.0
Recognized in equity	0.0	0.0
Business combinations	0.0	2.3
Foreign currency exchange differences	0.0	0.0
Deferred tax liability (asset), end of period	9.3	4.4
Investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	(85.4)	(76.4)
Recognized in income	3.3	(9.0)
Recognized in OCI	0.0	0.0
Recognized in equity	0.0	0.0
Business combinations	0.0	0.0
Foreign currency exchange differences	0.0	0.0
Deferred tax liability (asset), end of period	(82.1)	(85.4)
Property, plant and equipment and right-of-use of assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	(86.2)	(75.2)
Recognized in income	(23.8)	(6.5)
Recognized in OCI	0.0	0.0
Recognized in equity	0.0	0.0
Business combinations	(2.8)	(4.6)
Foreign currency exchange differences	(7.0)	0.1
Deferred tax liability (asset), end of period	(119.8)	(86.2)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	(90.2)	(92.5)
Recognized in income	(19.6)	8.3
Recognized in OCI	0.0	0.0
Recognized in equity	0.0	0.0
Business combinations	0.0	(5.9)
Foreign currency exchange differences	(4.9)	(0.1)
Deferred tax liability (asset), end of period	(114.7)	(90.2)
Deferred revenues, contract assets and contract liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	1.2	1.5
Recognized in income	(21.6)	(42.2)
Recognized in OCI	0.0	0.0
Recognized in equity	0.0	0.0
Business combinations	1.5	41.6
Foreign currency exchange differences	(0.3)	0.3
Deferred tax liability (asset), end of period	(19.2)	1.2
Foreign currency exchange difference
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	2.6	(1.4)
Recognized in income	(8.9)	9.2
Recognized in OCI	4.2	(4.9)
Recognized in equity	0.0	0.0
Business combinations	0.0	0.0
Foreign currency exchange differences	(0.3)	(0.3)
Deferred tax liability (asset), end of period	(2.4)	2.6
Derivative financial assets and liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	(0.2)	(6.5)
Recognized in income	5.0	6.2
Recognized in OCI	5.7	0.6
Recognized in equity	0.0	0.0
Business combinations	(0.8)	0.0
Foreign currency exchange differences	(1.1)	(0.5)
Deferred tax liability (asset), end of period	8.6	(0.2)
Defined benefit obligation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	27.2	57.2
Recognized in income	0.2	4.3
Recognized in OCI	(19.7)	(33.4)
Recognized in equity	0.0	0.0
Business combinations	0.0	0.0
Foreign currency exchange differences	0.0	(0.9)
Deferred tax liability (asset), end of period	7.7	27.2
Amounts not currently deductible
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	83.1	65.0
Recognized in income	(4.7)	4.6
Recognized in OCI	0.0	0.0
Recognized in equity	0.0	0.0
Business combinations	0.0	13.5
Foreign currency exchange differences	1.9	0.0
Deferred tax liability (asset), end of period	80.3	83.1
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	(16.3)	(10.3)
Recognized in income	(17.7)	(10.2)
Recognized in OCI	0.0	0.0
Recognized in equity	0.0	3.7
Business combinations	0.0	0.0
Foreign currency exchange differences	0.5	0.5
Deferred tax liability (asset), end of period	$ (33.5)	$ (16.3)